Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Compensation To Key Management Personnel
Compensation provided to key management for the year ended December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
Short-term employee benefits	$1,829	$1,098
Share-based compensation	3,221	433

	$5,050	$1,531